Equity, Distributions Earned (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2012		Sep. 30, 2011
Distributions Earned by Limited or General Partners
Limited partners' distributions		$ 40,317		$ 18,146
Total Cash Distributions	16,966 [1]	41,756		18,517
General Partner
Distributions Earned by Limited or General Partners
General partner's distributions		795		371
General partner's IDRs		644		0
Total general partner's distributions		1,439	[2]	371	[2]
Common
Distributions Earned by Limited or General Partners
Limited partners' distributions		21,363		9,073
Subordinated
Distributions Earned by Limited or General Partners
Limited partners' distributions		$ 18,954		$ 9,073

[1]	This distribution was declared on October 17, 2012 and was paid on the date of distribution. Total cash distribution includes the general partner's IDRs.
[2]	General partner's distributions (including IDRs) consist of an approximate 2% general partner interest and IDRs, which entitle the general partner to receive increasing percentages, up to 50%, of quarterly distributions in excess of $0.388125 per unit per quarter. See Note L for further discussion related to IDRs.